Federated Hermes Intermediate Corporate Bond Fund
Portfolio of Investments
January 31, 2021 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—96.6%
		Basic Industry - Chemicals—0.5%
$ 350,000		FMC Corp., Sr. Unsecd. Note, 3.950%, 2/1/2022	$359,205
185,000		Nutrition & Biosciences, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	186,355
300,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	349,701
		TOTAL	895,261
		Basic Industry - Metals & Mining—0.8%
240,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	250,194
1,000,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	1,077,533
		TOTAL	1,327,727
		Basic Industry - Paper—0.2%
177,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	263,773
		Capital Goods - Aerospace & Defense—3.1%
300,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	326,656
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	317,174
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	223,464
100,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 6/15/2023	102,177
500,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	517,761
494,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	503,899
430,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	450,999
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	460,600
500,000		Leidos, Inc., Sr. Unsecd. Note, 144A, 2.300%, 2/15/2031	503,265
275,000		Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	305,921
300,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.100%, 1/15/2023	314,886
600,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	706,388
400,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 1.956% (3-month USLIBOR +1.735%), 2/15/2042	321,000
		TOTAL	5,054,190
		Capital Goods - Building Materials—1.6%
125,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	137,937
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	857,692
340,000		Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	360,229
200,000		Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	212,145
300,000		Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	302,938
500,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	569,298
228,000		Masco Corp., Sr. Unsecd. Note, 5.950%, 3/15/2022	241,717
		TOTAL	2,681,956
		Capital Goods - Construction Machinery—1.2%
250,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.875%, 1/15/2026	260,076
190,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	195,708
250,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	260,736
595,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	683,045
500,000		Deere & Co., Sr. Unsecd. Note, 2.600%, 6/8/2022	513,011
		TOTAL	1,912,576
		Capital Goods - Diversified Manufacturing—3.0%
250,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	260,527
190,000		General Electric Co., Sr. Unsecd. Note, 4.350%, 5/1/2050	219,835
165,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	169,989

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$ 300,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	$311,245
700,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	718,395
600,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	633,270
175,000	Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	185,268
430,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	433,288
250,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	270,329
795,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	916,108
200,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	214,965
350,000	Xylem, Inc., Sr. Unsecd. Note, 1.950%, 1/30/2028	365,166
220,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	228,152
	TOTAL	4,926,537
	Communications - Cable & Satellite—1.5%
900,000	CCO Safari II LLC, 4.908%, 7/23/2025	1,037,932
200,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	206,558
400,000	Comcast Corp., Sr. Unsecd. Note, 2.350%, 1/15/2027	428,850
750,000	Comcast Corp., Sr. Unsecd. Note, 4.150%, 10/15/2028	889,901
	TOTAL	2,563,241
	Communications - Media & Entertainment—1.9%
565,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	628,421
500,000	Fox Corp, Sr. Unsecd. Note, 3.500%, 4/8/2030	564,086
200,000	Fox Corp, Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	240,139
500,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.450%, 4/30/2030	522,114
750,000	ViacomCBS, Inc., Sr. Unsecd. Note, 3.700%, 8/15/2024	821,048
220,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	272,258
30,000	Walt Disney Co., Sr. Unsecd. Note, 4.000%, 10/1/2023	32,756
	TOTAL	3,080,822
	Communications - Telecom Wireless—1.9%
500,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	504,351
180,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 1/15/2031	183,125
145,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.300%, 7/1/2030	159,292
500,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	575,612
500,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 1.500%, 2/15/2026	506,132
350,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/15/2030	395,647
350,000	T-Mobile USA, Inc., Term Loan - 1st Lien, 144A, 3.750%, 4/15/2027	393,683
350,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.375%, 5/30/2028	417,021
	TOTAL	3,134,863
	Communications - Telecom Wirelines—1.7%
600,000	AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	633,952
250,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	261,505
200,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	247,812
350,000	AT&T, Inc., Sr. Unsecd. Note, 144A, 2.550%, 12/1/2033	349,343
220,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	325,060
300,000	Verizon Communications, Inc., Sr. Unsecd. Note, 0.850%, 11/20/2025	300,137
300,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	295,499
125,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	137,780
250,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.500%, 11/1/2024	275,405
	TOTAL	2,826,493
	Consumer Cyclical - Automotive—3.9%
750,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	813,689
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	267,657

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$ 700,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	$779,000
350,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	421,769
250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 1/15/2025	275,137
580,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.300%, 1/8/2026	579,979
295,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	304,344
500,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.650%, 7/13/2022	511,863
375,000	Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	409,282
665,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.800%, 10/16/2025	669,026
500,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	502,937
700,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	719,978
200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	219,738
	TOTAL	6,474,399
	Consumer Cyclical - Retailers—5.1%
800,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	915,393
375,000	Alimentation Couche-Tard, Inc., 144A, 2.950%, 1/25/2030	403,344
620,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	747,045
225,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	230,761
156,753	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	172,405
250,000	CVS Health Corp., Sr. Unsecd. Note, 2.625%, 8/15/2024	267,186
500,000	CVS Health Corp., Sr. Unsecd. Note, 4.100%, 3/25/2025	564,928
690,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	811,056
600,000	Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	689,144
750,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	802,033
500,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	535,503
325,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	320,498
275,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	326,197
540,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	533,946
1,000,000	WalMart, Inc., Sr. Unsecd. Note, 3.550%, 6/26/2025	1,125,839
	TOTAL	8,445,278
	Consumer Cyclical - Services—1.3%
170,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	192,431
330,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	401,172
750,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	862,053
230,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	249,197
90,000	IHS Markit Ltd., Sr. Unsecd. Note, Series 5YR, 3.625%, 5/1/2024	97,944
280,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	311,882
	TOTAL	2,114,679
	Consumer Non-Cyclical - Food/Beverage—4.3%
400,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	486,015
460,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	493,019
325,000	Conagra Brands, Inc., Sr. Unsecd. Note, 1.375%, 11/1/2027	324,279
765,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	926,435
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	422,591
500,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	547,315
750,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	778,299
85,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	94,459
1,000,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.150%, 8/15/2024	1,085,095
240,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.650%, 10/3/2021	242,048
170,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	177,073
730,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.350%, 2/1/2022	740,068

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	$67,119
750,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 2.375%, 3/15/2030	785,144
	TOTAL	7,168,959
	Consumer Non-Cyclical - Health Care—2.3%
525,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	540,834
210,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	227,640
310,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	333,781
200,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	211,418
260,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	282,430
500,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	573,032
250,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	276,571
219,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	279,082
125,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	137,547
185,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	198,567
375,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	397,644
350,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	390,916
	TOTAL	3,849,462
	Consumer Non-Cyclical - Pharmaceuticals—4.1%
360,000	Abbott Laboratories, Sr. Unsecd. Note, 3.400%, 11/30/2023	388,876
510,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	591,270
465,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	511,975
360,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	398,596
67,000	AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	85,421
470,000	AstraZeneca PLC, 0.700%, 4/8/2026	463,786
600,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	670,640
350,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	381,716
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	228,588
185,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	190,484
500,000	Biogen, Inc., Sr. Unsecd. Note, 4.050%, 9/15/2025	570,711
200,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	277,181
610,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	594,939
200,000	Royalty Pharma PLC, 144A, 1.200%, 9/2/2025	201,799
900,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.200%, 7/21/2021	900,888
300,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	286,688
	TOTAL	6,743,558
	Consumer Non-Cyclical - Products—0.5%
750,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 2.375%, 6/24/2022	769,830
	Consumer Non-Cyclical - Supermarkets—0.3%
500,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	545,785
	Consumer Non-Cyclical - Tobacco—1.0%
700,000	Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	807,026
200,000	BAT Capital Corp., Sr. Unsecd. Note, 3.215%, 9/6/2026	218,443
300,000	BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	335,174
270,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	373,421
	TOTAL	1,734,064
	Energy - Independent—2.0%
250,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	259,324
445,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	481,377
500,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	556,571
525,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	566,852

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Independent—continued
$ 200,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	$193,750
500,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	481,250
260,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 1.125%, 1/15/2026	260,626
450,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	446,013
	TOTAL	3,245,763
	Energy - Integrated—1.8%
500,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.535%, 11/4/2024	552,701
500,000	Chevron Corp., Sr. Unsecd. Note, 1.141%, 5/11/2023	509,353
500,000	Chevron Corp., Sr. Unsecd. Note, 1.554%, 5/11/2025	516,431
200,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	205,570
240,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	269,434
500,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.375%, 4/6/2025	532,872
400,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	438,740
	TOTAL	3,025,101
	Energy - Midstream—3.2%
200,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	208,461
500,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	572,171
645,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	707,199
190,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 5Y, 4.200%, 9/15/2023	204,816
500,000	Kinder Morgan Energy Partners LP, 4.250%, 9/1/2024	556,286
175,000	MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	178,569
350,000	MPLX LP, Sr. Unsecd. Note, 3.375%, 3/15/2023	369,790
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	450,990
250,000	MPLX LP, Sr. Unsecd. Note, Series WI, 3.500%, 12/1/2022	262,794
345,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	383,665
400,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	453,536
705,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	728,675
250,000	Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	276,250
	TOTAL	5,353,202
	Energy - Refining—0.7%
165,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	167,174
965,000	Valero Energy Corp., Sr. Unsecd. Note, 2.150%, 9/15/2027	977,583
	TOTAL	1,144,757
	Financial Institution - Banking—19.4%
500,000	American Express Co., Sr. Unsecd. Note, 2.500%, 7/30/2024	532,286
850,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	919,840
500,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	525,023
500,000	Bank of America Corp., Sr. Unsecd. Note, 3.004%, 12/20/2023	523,933
250,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.981%, 9/25/2025	252,244
250,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.197%, 10/24/2026	252,595
250,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.319%, 6/19/2026	253,257
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	530,011
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	554,590
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	542,921
490,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	558,831
315,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.100%, 10/24/2024	334,319
400,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	438,914
500,000	Capital One NA, Sr. Unsecd. Note, 2.150%, 9/6/2022	513,792
750,000	Citigroup, Inc., 4.125%, 7/25/2028	861,140
500,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	521,356

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 250,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	$258,894
500,000		Citigroup, Inc., Sr. Unsecd. Note, 3.106%, 4/8/2026	543,148
500,000		Citigroup, Inc., Sr. Unsecd. Note, 3.142%, 1/24/2023	513,280
1,050,000		Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	1,158,732
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	283,538
90,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	94,993
980,000		Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	1,032,776
635,000		Comerica, Inc., 3.800%, 7/22/2026	720,565
500,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	561,707
140,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	148,451
400,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.600%, 6/15/2022	411,643
250,000		Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	267,468
580,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	591,058
1,300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	1,447,592
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	567,875
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.750%, 2/25/2026	282,016
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	568,489
500,000		JPMorgan Chase & Co., 3.250%, 9/23/2022	524,621
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	1,002,616
600,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.083%, 4/22/2026	627,856
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.220%, 3/1/2025	538,992
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	286,297
500,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	532,736
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 2.188%, 4/28/2026	1,051,021
350,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	397,971
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.700%, 10/23/2024	1,663,749
500,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	591,211
240,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.000%, 2/10/2025	260,794
360,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.500%, 6/18/2022	375,870
250,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.100%, 12/9/2022	257,936
800,000		PNC Bank, N.A., Sub. Note, Series BKNT, 2.700%, 11/1/2022	832,205
259,334	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	169,216
250,000		Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	253,436
300,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 2.800%, 5/17/2022	309,263
220,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	246,084
245,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	251,626
400,000		U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.450%, 11/16/2021	409,360
1,050,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	1,099,345
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	1,027,299
445,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	470,026
250,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.406%, 10/30/2025	264,241
500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	523,895
500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	562,857
		TOTAL	32,097,800
		Financial Institution - Broker/Asset Mgr/Exchange—2.5%
400,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	429,426
900,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	1,309,409
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	248,118
250,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	338,060
165,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	195,335

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Broker/Asset Mgr/Exchange—continued
$ 505,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	$616,015
400,000	Stifel Financial Corp., 4.250%, 7/18/2024	447,265
500,000	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	562,613
	TOTAL	4,146,241
	Financial Institution - Finance Companies—1.7%
155,000	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	152,826
500,000	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	566,478
500,000	Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	547,096
500,000	Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	530,414
600,000	GE Capital Funding LLC, Sr. Unsecd. Note, 144A, 4.400%, 5/15/2030	696,486
250,000	GE Capital International Funding Co., Sr. Unsecd. Note, 3.373%, 11/15/2025	276,477
	TOTAL	2,769,777
	Financial Institution - Insurance - Health—0.7%
200,000	CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	215,806
450,000	CIGNA Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	535,344
405,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	458,876
	TOTAL	1,210,026
	Financial Institution - Insurance - Life—1.6%
250,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	280,121
300,000	AIG Global Funding, Sec. Fac. Bond, 144A, 2.300%, 7/1/2022	308,248
250,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	276,373
240,000	Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 3/15/2022	250,680
148,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	242,055
280,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	476,175
300,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	445,147
275,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	292,227
	TOTAL	2,571,026
	Financial Institution - Insurance - P&C—1.3%
250,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 2.700%, 3/13/2023	262,571
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	327,628
250,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	283,512
220,000	Liberty Mutual Group, Inc., 144A, 4.950%, 5/1/2022	232,185
270,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	294,045
400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	681,694
	TOTAL	2,081,635
	Financial Institution - REIT - Apartment—0.7%
395,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	443,938
95,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	103,427
300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	326,860
320,000	Mid-America Apartment Communities LP, Sr. Unsub. Note, 1.700%, 2/15/2031	315,669
	TOTAL	1,189,894
	Financial Institution - REIT - Healthcare—1.5%
250,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	281,959
445,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	443,276
710,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	792,316
155,000	Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	168,640
400,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	422,324
400,000	Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	432,997
	TOTAL	2,541,512

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Office—1.1%
$ 395,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	$386,143
250,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	288,944
650,000	Boston Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2023	689,800
135,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	146,026
350,000	Boston Properties LP, Sr. Unsecd. Note, 4.125%, 5/15/2021	350,453
	TOTAL	1,861,366
	Financial Institution - REIT - Other—0.5%
215,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	259,767
210,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	215,317
350,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	387,249
	TOTAL	862,333
	Financial Institution - REIT - Retail—0.8%
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	255,429
340,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 3/1/2024	359,578
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	263,288
100,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	104,718
250,000	Regency Centers LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	269,840
	TOTAL	1,252,853
	Sovereign—0.5%
640,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	846,978
	Supranational—0.5%
825,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	868,321
	Technology—8.7%
545,000	Adobe, Inc., Sr. Unsecd. Note, 3.250%, 2/1/2025	598,728
315,000	Apple, Inc., Sr. Unsecd. Note, 1.125%, 5/11/2025	322,509
1,250,000	Apple, Inc., Sr. Unsecd. Note, 1.800%, 9/11/2024	1,312,256
340,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	380,687
250,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2024	270,416
500,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	558,811
250,000	Broadcom, Inc., Sr. Unsecd. Note, 3.150%, 11/15/2025	271,354
242,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	273,618
90,000	Broadcom, Inc., Sr. Unsecd. Note, 4.700%, 4/15/2025	102,772
350,000	Dell International LLC / EMC Corp., Term Loan - 1st Lien, 144A, 5.300%, 10/1/2029	421,723
250,000	Dell International LLC / EMC Corp., Term Loan - 1st Lien, 144A, 6.200%, 7/15/2030	320,004
450,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	543,482
410,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	437,775
45,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	48,572
400,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.000%, 10/15/2025	470,597
300,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	318,966
165,000	Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	176,779
300,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	354,399
940,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	977,356
500,000	Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	562,387
500,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	567,545
100,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	110,181
385,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	457,076
80,000	Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	83,539
350,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	389,420
550,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	596,523
200,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	206,642

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 750,000	Oracle Corp., Sr. Unsecd. Note, 1.900%, 9/15/2021	$756,789
1,000,000	Oracle Corp., Sr. Unsecd. Note, 2.400%, 9/15/2023	1,050,301
310,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 1/30/2023	323,276
250,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	294,219
400,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	472,177
350,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	369,878
	TOTAL	14,400,757
	Technology Services—0.1%
90,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	96,426
	Transportation - Airlines—0.3%
220,000	Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	238,474
175,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	200,996
	TOTAL	439,470
	Transportation - Railroads—0.4%
300,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	314,046
400,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	424,788
	TOTAL	738,834
	Transportation - Services—1.7%
450,000	FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	495,224
215,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	216,376
750,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	866,165
685,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.875%, 6/1/2022	705,907
500,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	528,988
	TOTAL	2,812,660
	Utility - Electric—3.3%
310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	345,939
125,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	128,414
350,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	436,305
495,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	538,241
300,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	298,719
500,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	546,309
400,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	424,855
470,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.875%, 5/25/2022	484,698
305,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	357,061
240,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	263,348
250,000	Great Plains Energy, Inc., Note, 4.850%, 6/1/2021	250,904
400,000	National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 2.400%, 4/25/2022	409,707
115,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.950%, 3/15/2024	126,014
485,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	520,730
250,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	278,208
	TOTAL	5,409,452
	Utility - Natural Gas—1.1%
155,000	Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	165,347
300,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	315,473
535,000	National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/1/2021	548,734
300,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	349,414
500,000	Sempra Energy, Sr. Unsecd. Note, 2.900%, 2/1/2023	524,204
	TOTAL	1,903,172

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Natural Gas Distributor—0.3%
$ 550,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 2.450%, 10/1/2023	$577,217
	TOTAL CORPORATE BONDS (IDENTIFIED COST $148,435,943)	159,960,026
	INVESTMENT COMPANY—2.3%
3,865,985	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.07%[3] (IDENTIFIED COST $3,866,987)	3,867,145
	TOTAL INVESTMENT IN SECURITIES—98.9% (IDENTIFIED COST $152,302,930)	163,827,171
	OTHER ASSETS AND LIABILITIES - NET—1.1%[4]	1,844,392
	TOTAL NET ASSETS—100%	$165,671,563
At January 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures:
[5]United States Treasury Long Bond Short Futures	29	$4,892,844	March 2021	$178,846
[5]United States Treasury Ultra Bond Short Futures	3	$614,156	March 2021	$38,969
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$217,815
The average notional value of long and short futures contracts held by the Fund throughout the period was $4,250,761 and $5,119,378, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended January 31, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 4/30/2020	$4,791,497
Purchases at Cost	$43,265,386
Proceeds from Sales	$(44,190,130)
Change in Unrealized Appreciation/Depreciation	$(5,029)
Net Realized Gain/(Loss)	$5,421
Value as of 1/31/2021	$3,867,145
Shares Held as of 1/31/2021	3,865,985
Dividend Income	$5,354

1	Floating/variable note with current rate and current maturity or next reset date shown.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.

■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$159,790,810	$169,216	$159,960,026
Investment Company	3,867,145	—	—	3,867,145
TOTAL SECURITIES	$3,867,145	$159,790,810	$169,216	$163,827,171
Other Financial Instruments:[1]
Assets	$217,815	$—	$—	$217,815
TOTAL OTHER FINANCIAL INSTRUMENTS	$217,815	$—	$—	$217,815

[1]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust